STOCK OPTION PLAN (Tables)	9 Months Ended
Jun. 30, 2012
STOCK OPTION PLAN [Abstract]
Schedule of Fair Value of Stock Options Using Black-Scholes Model
	June 30,
	2012	2011
Expected volatility	N/A	323% - 325%
Expected term	N/A	1 - 5 Years
Risk-free interest rate	N/A	0.03%
Forfeiture Rate	N/A	0% - 45%
Expected dividend yield	N/A	0%

Schedule of Changes in Outstanding Stock Options

	Number of Options	Weighted Average Exercise Price
Stock options
Balance at beginning of year	4,104,487	$0.37
Granted	-	-
Exercised	(532,325)	0.34
Forfeited	(1,448,162)	0.53
Balance at end of period	2,124,000	$0.38

Options exercisable at end of period	2,086,500	$0.29

Weighted average fair value of options granted during the year		$-

Schedule of Information about Stock Options

	Options Outstanding			Options Exercisable
Range of Exercise Price	Number Outstanding at June 30, 2012	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable at June 30, 2012	Weighted Average Exercise Price
$0.001-0.15	1,249,000	1.34 Years	$0.06	1,211,500	$0.06
0.17-0.41	25,000	0.72 Years	0.27	25,000	0.37
0.55-0.70	850,000	0.19 Years	0.61	850,000	0.60
	2,124,000		$0.38	2,086,500	$0.29